Fair Value - Level 3 rollforward (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		$ 1,400,281		$ 714,832
Realized and unrealized investment gains (losses) included in net income		(22,474)		100,621
Purchases and issuances		476,761		737,210
Settlements and Sales		(323,673)		(152,382)
Net transfers into/ (out of) Level 3		56,434		0
Balance, end of year		1,587,329		1,400,281
Change in unrealized investment gains (losses) relating to assets held at the end of year		(37,647)		97,626
Issuances		2,000		2,000
Sales				1,000
Fixed maturities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		149,544		223,178
Realized and unrealized investment gains (losses) included in net income		(7,108)		9,104
Purchases and issuances		0		1,360
Settlements and Sales		(7,826)		(84,098)
Net transfers into/ (out of) Level 3		25,354		0
Balance, end of year		159,964		149,544
Change in unrealized investment gains (losses) relating to assets held at the end of year		(7,011)		7,120
Fixed maturities | U.S. states, territories and municipalities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		128,806		123,827
Realized and unrealized investment gains (losses) included in net income		(4,417)		5,804
Purchases and issuances		0		0
Settlements and Sales		(3,491)		(825)
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		120,898		128,806
Change in unrealized investment gains (losses) relating to assets held at the end of year		(4,320)		5,804
Fixed maturities | Asset-backed securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		20,738		99,351
Realized and unrealized investment gains (losses) included in net income		(2,552)		3,300
Purchases and issuances		0		1,360
Settlements and Sales		(590)		(83,273)
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		17,596		20,738
Change in unrealized investment gains (losses) relating to assets held at the end of year		(2,552)		1,316
Fixed maturities | Corporate bonds
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		0
Realized and unrealized investment gains (losses) included in net income		(139)
Purchases and issuances		0
Settlements and Sales		(3,745)
Net transfers into/ (out of) Level 3		25,354
Balance, end of year		21,470		0
Change in unrealized investment gains (losses) relating to assets held at the end of year		(139)
Equities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		591,623		30,887
Realized and unrealized investment gains (losses) included in net income		17,356		54,079
Purchases and issuances		55,027		507,250
Settlements and Sales		(16,281)	[1]	(593)	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		647,725		591,623
Change in unrealized investment gains (losses) relating to assets held at the end of year		8,747		54,089
Sales	[1]	16,000
Equities | Finance
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		21,926		20,934
Realized and unrealized investment gains (losses) included in net income		5,065		992
Purchases and issuances		0		0
Settlements and Sales		(13,281)		0	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		13,710		21,926
Change in unrealized investment gains (losses) relating to assets held at the end of year		(3,544)		992
Equities | Technology
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		10,961		9,800
Realized and unrealized investment gains (losses) included in net income		1,295		1,611
Purchases and issuances		0		0
Settlements and Sales		0		(450)	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		12,256		10,961
Change in unrealized investment gains (losses) relating to assets held at the end of year		1,295		1,611
Equities | Mutual funds and exchange traded funds
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		558,736		153
Realized and unrealized investment gains (losses) included in net income		10,996		51,476
Purchases and issuances		55,027		507,250
Settlements and Sales		(3,000)		(143)	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		621,759		558,736
Change in unrealized investment gains (losses) relating to assets held at the end of year		10,996		51,486
Other invested assets
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		657,047		456,227
Realized and unrealized investment gains (losses) included in net income		(32,960)		37,954
Purchases and issuances		421,466		228,105
Settlements and Sales		(296,993)	[1]	(65,239)
Net transfers into/ (out of) Level 3		31,080		0
Balance, end of year		779,640		657,047
Change in unrealized investment gains (losses) relating to assets held at the end of year		(39,383)		37,046
Sales	[1]	248,000
Other invested assets | Derivatives, net
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		11,221		8,805
Realized and unrealized investment gains (losses) included in net income		5,038		5,977
Purchases and issuances		(1,623)	[3]	1,793	[4]
Settlements and Sales		(15,915)		(5,354)
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		(1,279)		11,221
Change in unrealized investment gains (losses) relating to assets held at the end of year		372		3,231
Sales	[1]	16,000
Other invested assets | Corporate loans
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		205,331		0
Realized and unrealized investment gains (losses) included in net income		(21,522)		(709)
Purchases and issuances		367,975		206,700
Settlements and Sales		(150,082)		(660)
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		401,702		205,331
Change in unrealized investment gains (losses) relating to assets held at the end of year		(20,823)		(695)
Sales	[1]	107,000
Other invested assets | Notes and loan receivables and notes securitization
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		108,563		141,693
Realized and unrealized investment gains (losses) included in net income		(4,054)		2,744
Purchases and issuances		0		2,040
Settlements and Sales		(98,002)		(37,914)
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		6,507		108,563
Change in unrealized investment gains (losses) relating to assets held at the end of year		(3,884)		6,977
Sales		96,000
Other invested assets | Private equities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		331,932		305,729
Realized and unrealized investment gains (losses) included in net income		(12,422)		29,942
Purchases and issuances		55,114		17,572
Settlements and Sales		(32,994)		(21,311)
Net transfers into/ (out of) Level 3		31,080		0
Balance, end of year		372,710		331,932
Change in unrealized investment gains (losses) relating to assets held at the end of year		(15,048)		27,533
Sales		29,000
Funds Held - Directly Managed
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		2,067		4,540
Realized and unrealized investment gains (losses) included in net income		238		(516)
Purchases and issuances		268		495
Settlements and Sales		(2,573)	[1]	(2,452)
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		0		2,067
Change in unrealized investment gains (losses) relating to assets held at the end of year		0		$ (629)
Sales	[1]	$ 3,000

[1]	Settlements and sales of Equities, Other invested assets, and Funds held–directly managed include sales of $16 million, $248 million and $3 million, respectively. Sales of Other invested assets of $248 million included sales of derivatives of $16 million, corporate loans of $107 million, notes and loan receivables and notes securitization of $96 million, and private equities of $29 million.
[2]	Settlements and sales of equities include sales of $1 million.
[3]	Purchases and issuances of derivatives include issuances of $2 million.
[4]	Purchases and issuances of derivatives include issuances of $2 million.